Note 55 - Other Information	12 Months Ended
Dec. 31, 2017
Other Information
Other information

Other information

Environmental impact

Given the activities BBVA Group entities engage in, the Group has no environmental liabilities, expenses, assets, provisions or contingencies that could have a significant effect on its consolidated equity, financial situation and profits. Consequently, as of December 31, 2017, there is no item in the Group’s accompanying consolidated financial statements that requires disclosure in an environmental information report pursuant to Ministry of Justice Order JUS/471/2017, of May 19, and consequently no specific disclosure of information on environmental matters is included in these financial statements

Reporting requirements of the Spanish National Securities Market Commission (CNMV)

Dividends paid in the year

The table below presents the dividends per share paid in cash during 2015, 2016 and 2017 (cash basis dividend, regardless of the year in which they were accrued, but without including other shareholder remuneration, such as the “Dividend Option”). See Notes 4 and 22.4 for a complete analysis of all remuneration awarded to shareholders

Dividends Paid ("Dividend Option" not included)
		2017			2016			2015
	% Over Nominal	Euros per Share	Amount (Millions of Euros)	% Over Nominal	Euros per Share	Amount (Millions of Euros)	% Over Nominal	Euros per Share	Amount (Millions of Euros)
Ordinary shares	34.69%	0.17	1,125	32.65%	0.16	1,028	16.33%	0.08	504
Total dividends paid in cash	34.69%	0.17	1,125	32.65%	0.16	1,028	16.33%	0.08	504
Dividends with charge to income	34.69%	0.17	1,125	32.65%	0.16	1,028	16.33%	0.08	504

Earnings and ordinary income by operating segment

The detail of the consolidated profit for each operating segment is as follows

Profit Attributable by Operating Segments
Profit Attributable by Operating Segments	Notes	2017	2016	2015
Banking Activity in Spain		1,381	912	1,085
Non Core Real Estate		(501)	(595)	(496)
United States		511	459	517
Mexico		2,162	1,980	2,094
Turkey		826	599	371
South America		861	771	905
Rest of Eurasia		125	151	75
Subtotal operating segments		5,363	4,276	4,551
Corporate Center		(1,844)	(801)	(1,910)
Profit attributable to parent company	6	3,519	3,475	2,641
Other gains (losses) (*)		1,243	1,218	686
Income tax and/or profit from discontinued operations		2,169	1,699	1,274
Operating profit before tax	6	6,931	6,392	4,603

(*) Profit attributable to non-controlling interests.

Interest income by geographical area

The breakdown of the balance of “Interest Income” in the accompanying consolidated income statements by geographical area is as follows

Interest Income. Breakdown by Geographical Area (Millions of euros)
	Notes	2017	2016	2015
Domestic		5,093	5,962	6,275
Foreign		24,203	21,745	18,507
European Union		422	291	387
Other OECD countries		19,386	17,026	13,666
Other countries		4,395	4,429	4,454
Total	37.1	29,296	27,708	24,783